Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Jun. 30, 2020	$ 51,827	$ 53,221,610	$ 191,716	$ 3,216,071	$ (5,787,965)	$ 614,669	$ 51,507,928
Beginning balance, shares at Jun. 30, 2020	25,913,631
Net income (loss) for the period				839,248		(89,742)	749,506
Options granted for services		71,079					71,079
Capital contribution made by noncontrolling shareholders						101,913	101,913
Disposition of a subsidiary						(31,413)	(31,413)
Statutory reserve			2,685	(2,685)
Foreign currency translation gain					4,121,485	49,951	4,171,436
Ending balance, value at Dec. 31, 2020	$ 51,827	53,292,689	194,401	4,052,634	(1,666,480)	645,378	56,570,449
Ending balance, shares at Dec. 31, 2020	25,913,631
Beginning balance, value at Jun. 30, 2020	$ 51,827	53,221,610	191,716	3,216,071	(5,787,965)	614,669	$ 51,507,928
Beginning balance, shares at Jun. 30, 2020	25,913,631
Share option exercised, shares							10,000
Ending balance, value at Jun. 30, 2021	$ 59,249	60,355,278	291,443	4,628,708	(960,285)	528,012	$ 64,902,405
Ending balance, shares at Jun. 30, 2021	29,624,814
Net income (loss) for the period				1,198,632		(120,902)	1,077,730
Options granted for services		11,831					11,831
Foreign currency translation gain					1,083,870	5,728	1,089,598
Issuance shares for Private placement	$ 4,355	3,449,688					3,454,043
Issuance shares for Private placement, shares	2,178,120
Exercise of warrants	$ 3,175	4,282,472					4,285,647
Exercise of warrants, shares	1,587,259
Share option exercised	$ 157	(157)
Share option exercised, shares	78,368						120,000
Ending balance, value at Dec. 31, 2021	$ 66,936	$ 68,099,112	$ 291,443	$ 5,827,340	$ 123,585	$ 412,838	$ 74,821,254
Ending balance, shares at Dec. 31, 2021	33,468,561